Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Significant Related Party Transactions
c)	Significant related party transactions

(a)	Subcontracting fee

	2017	2017
	NT$000	US$000
ChipMOS Shanghai	41,183	1,389

(b)	Disposal of property, plant and equipment

	2017
	Selling price		Gain on disposal
	NT$000	US$000	NT$000	US$000
ChipMOS Shanghai	21,982	742	20,240	683

Key Management Personnel Compensation
d)	Key management personnel compensation

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Short-term employee benefits	217,091	152,319	188,105	6,346
Post-employment compensation	2,249	3,335	5,622	190
Share-based payments	100,280	109,255	18,736	632

	319,620	264,909	212,463	7,168